Other intangibles, net (Tables)	12 Months Ended
Dec. 31, 2017
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule of other intangibles
Other intangibles consisted of the following as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Goodwill	$58,094	$58,094
Customer relationships, net	283,118	304,294
Contractual vendor intangible assets	10,606	21,019
Tradename, net	3,694	13,694
	$355,512	$397,101

Customer Relationships And Other Intangible Assets [Member]
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule of customer relationships and tradename and other intangible assets and related accumulated amortization
The following tables present details of customer relationships and tradename and related accumulated amortization as of December 31, 2017 and 2016:

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(76,882)	$283,118
Tradename	40,000	(36,306)	3,694
	$400,000	$(113,188)	$286,812

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(55,706)	$304,294
Tradename	40,000	(26,306)	13,694
	$400,000	$(82,012)	$317,988

Schedule of estimated future amortization expense of intangible assets
As of December 31, 2017, the estimated future amortization expense for customer relationships and tradename was as follows:

Estimated amortization expense
2018	$24,870
2019	21,176
2020	21,176
2021	21,176
2022	21,176
Thereafter	177,238
$286,812